Discontinued Operations (Details) - Summary of Certain Selected Components of Discontinued Operations - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] - Enterprise Apps Business [Member] - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 1,620	$ 2,582	$ 8,470	$ 6,368
Cost of Revenues	483	589	2,064	1,646
Gross Profit	1,137	1,993	6,406	4,722
Research and development	1,514	1,961	9,323	6,704
Sales and marketing	988	1,107	4,996	4,763
General and administrative	1,644	1,446	10,540	20,607
Acquisition related costs		6	16	628
Impairment of goodwill and intangibles			5,540	11,896
Amortization of intangibles	805	975	3,885	3,046
Total Operating Expenses	5,994	2,668	34,300	47,644
Loss from Operations	(4,857)	(675)	(27,894)	(42,922)
Interest (expense)/income, net	1	1	4	1
Other income/(expense)			(1)
Total Other Income (Expense)	1	1	3	1
Loss from discontinued operations, before tax	(4,856)	(674)	(27,891)	(42,921)
Income tax (expense)/benefit		(100)	(184)	5,201
Loss from discontinued operations, net of tax	$ (4,856)	$ (774)	(28,075)	(37,720)
Cash and cash equivalents			10,000	10,000
Accounts receivable			1,338	1,764
Notes and other receivables			273	106
Inventory				11
Prepaid expenses and other current assets			650	889
Current Assets of Discontinued Operations			12,261	12,770
Property and equipment, net			202	231
Operating Lease Right-of-Use Asset, net			681	723
Software development costs, net			487	648
Intangible assets, net			19,289	23,468
Goodwill				5,545
Other Assets			52	76
Long Term Assets of Discontinued Operations			20,711	30,691
Accounts payable			1,054	661
Accrued liabilities			1,736	7,882
Operating lease obligation, current			266	213
Deferred revenue			2,162	3,145
Current Liabilities of Discontinued Operations			5,218	11,901
Operating lease obligation, noncurrent			444	531
Other Liabilities, noncurrent			28	28
Long Term Liabilities of Discontinued Operations			$ 472	$ 559